INCOME TAXES	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 20 – Income Taxes

The following table summarizes the Company’s income tax accrued for the three and six months ended November 30, 2021:

	Three Months November 30, 2021	Six Months November 30, 2021
Income (loss) before provision for income taxes	$(208,255)	$547,684
Provision for income taxes	$140,717	$469,057
Effective tax rate	2.5%	8.3%

Due to the accrual of taxes related to Section 280E of the Internal Revenue Code, as amended, the Company has an uncertain tax accrual that is currently being expensed as a change in estimate. The Company has net operating losses that it believes are available to it to offset this expense; however, there can be no assurance under current interpretations of tax laws for cannabis companies that the Company will be allowed to use these net operating losses to offset Section 280E tax expenses.

NOTE 21 – INCOME TAXES

The Company accounts for income taxes under FASB ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

The components of the income tax provision include:

Aggregate revenue (2019-2021)	$39,668,764
Directly attributable costs	(27,810,215)
Deferred	11,858,549
Tax rate	21%
Tax expense	$2,490,295

Note: Change in uncertain tax position with all tax expense recorded in current year due to change in estimate. No prior year net operating loss was considered.

The tax effects of the temporary differences that give rise to the Company’s estimated deferred tax assets and liabilities are as follows:

	Year Ended May 31,
	2021	2020
Federal and state statutory tax	21%	21%
Net operating loss carryforward	$1,566,016	$2,538,429
Valuation allowance for deferred tax assets	(1,566,016)	(2,538,429)
Deferred tax assets	$-	$-

The total net operating loss carryforward at May 31, 2021 was $7,457,218.

Section 280E of the Internal Revenue Code, as amended, prohibits businesses from deducting certain expenses associated with trafficking controlled substances (within the meaning of Schedule I and II of the Controlled Substances Act). The IRS has invoked Section 280E in tax audits against various cannabis businesses in the U.S. that are permitted under applicable state laws. Although the IRS has issued a clarification allowing the deduction of certain expenses, the bulk of operating costs and general administrative costs are generally not permitted to be deducted. The operations of certain of the Company’s subsidiaries are subject to Section 280E. This results in permanent differences between ordinary and necessary business expenses deemed non-deductible under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss.